Label	Element	Value
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January

(the “Fund”)

Supplement dated January 30, 2026

to the Fund’s Prospectus dated November 28, 2025

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

As described in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The Fund’s current Outcome Period will end on January 31, 2026. The next Outcome Period will begin on February 1, 2026 and end on January 31, 2027 (the “Upcoming Outcome Period”). The Fund’s Cap for the Outcome Period beginning on February 1, 2026 is set forth below.

22.24%

(21.55% after taking into account the Fund’s management fees)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, as described in the prospectus.

Effective February 1, 2026, the Fund’s Prospectus is amended to revise all references to the Outcome Period and Cap to reflect the information above.

On February 1, 2026, the Fund’s summary prospectus will be amended to update all references to the Cap and Outcome Period to reflect the Cap and new Outcome Period, as described above.

Further, effective February 1, 2026, on pages 6 and 50 of the Prospectus, the table reflecting Portfolio Investment, Investment Terms, Portfolio Investment Percentage, and Target Portfolio Maturity is deleted in its entirety and replaced with the following:

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Some combination of cash, cash equivalents, box spreads, and/or U.S. Treasury securities	Multiple series of U.S. Treasury Bills supported by full faith and credit of U.S. government, cash, cash equivalents, and/or box spreads	Approximately 96% at the time of investment	1 year

Purchased call option contracts on Underlying ETPs and/or Bitcoin Index	“At-the-money” (i.e., strike price equal to the current bitcoin reference asset market price) call options at approximately 100% of the respective Underlying ETPs and/or Bitcoin Index price at the time of investment	Approximately 26% at the time of investment	1 year

Sold call option contracts on Underlying ETPs and/or Bitcoin Index	“Out-of-the-money” (i.e., strike price is more than the current bitcoin reference asset market price) options used to help fund purchased call option contracts	Approximately -22% at the time of investment	1 year

Effective February 1, 2026, on pages 9 and 53 of the Prospectus, the table reflecting Portfolio Investment, Investment Terms, Portfolio Investment Percentage, and Target Portfolio Maturity is deleted in its entirety and replaced with the following:

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Purchased deep in-the-money call option contracts on Underlying ETPs and/or Bitcoin Index	Involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the Underlying ETPs and/or Bitcoin Index outright.	Approximately 100% at the time of investment	12 months

Purchased at-the-money put option contracts on Underlying ETPs and/or Bitcoin Index	Involves purchasing an at-the-money put option, which produces protection equal to 90% (from -10% to -100%) of losses (before total fund operating fees and expenses) of the price return of the reference asset, over the Outcome Period.	Approximately 12% at the time of investment	12 months

Sold out-of-the-money call option contracts on Underlying ETPs and/or Bitcoin Index	Involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset’s current value. The cost of this layer is a credit equal to the price that would make the total package “no-cost” or fully financed.	Approximately -12% at the time of investment	12 months